Financial Instruments and Risk Management - Estimation of Company Interest Rate (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Marketable securities (Note 7) - CDI / SELIC		R$ 813	R$ 1,088
Advance for future delivery of energy - CDI		27,796	8,537
Restricted cash - CDI		91	106
CVA and Other financial components - SELIC		16,279	16,866
Assets		59,855	42,240
LIABILITIES
Loans and financing (Note 22) - CDI		(14,772)	(14,398)
Advanced sales of energy (Note 8) - CDI		(23,394)	(8,663)
Liabilities		(43,916)	(27,910)
Renova [member]
ASSETS
Advance for future delivery of energy - CDI		295	32	R$ 136
Assets		1,524	1,711	5,901
LIABILITIES
Advanced sales of energy (Note 8) - CDI		(442)	(395)	(3,347)
Liabilities		(1,524)	(1,711)	R$ (5,901)
Book value [member]
ASSETS
CVA and Other financial components - SELIC		4,594
LIABILITIES
Derivative hedge instrument		(227)
Interest rate risk [member]
LIABILITIES
Derivative hedge instrument		4,821	R$ 4,805
Interest rate risk [member] | Probable scenario 1 [member]
ASSETS
Cash equivalents (Note 6) - CDI	R$ 834
Marketable securities (Note 7) - CDI / SELIC	865
Advance for future delivery of energy - CDI	100
Assets	3,729
LIABILITIES
Advanced sales of energy (Note 8) - CDI	(85)
Liabilities	(5,590)
Derivative hedge instrument	(1,861)
Net effect of fluctuation in interest rates	(114)
Interest rate risk [member] | Probable scenario 1 [member] | Selic rate [member]
ASSETS
CVA and Other financial components - SELIC	1,151
Interest rate risk [member] | Probable scenario 1 [member] | Reimbursement due to termination of contract [member]
ASSETS
Reimbursement - cancelled contracts - CDI	104
Interest rate risk [member] | Probable scenario 1 [member] | Reimbursement related to cancelled contracts [member]
ASSETS
Reimbursement - cancelled contracts - CDI	11
Interest rate risk [member] | Probable scenario 1 [member] | CDI rate[member]
LIABILITIES
Loans and financing (Note 22) - CDI	(5,239)
Interest rate risk [member] | Probable scenario 1 [member] | TJLP [member]
LIABILITIES
Loans and financing (Note 22) - CDI	(266)
Interest rate risk [member] | Probable scenario 2 [Member]
ASSETS
Cash equivalents (Note 6) - CDI	847
Marketable securities (Note 7) - CDI / SELIC	878
Advance for future delivery of energy - CDI	102
Assets	3,785
LIABILITIES
Advanced sales of energy (Note 8) - CDI	(86)
Liabilities	(5,675)
Derivative hedge instrument	(1,890)
Net effect of fluctuation in interest rates	(143)
Interest rate risk [member] | Probable scenario 2 [Member] | Selic rate [member]
ASSETS
CVA and Other financial components - SELIC	1,168
Interest rate risk [member] | Probable scenario 2 [Member] | Reimbursement due to termination of contract [member]
ASSETS
Reimbursement - cancelled contracts - CDI	105
Interest rate risk [member] | Probable scenario 2 [Member] | Reimbursement related to cancelled contracts [member]
ASSETS
Reimbursement - cancelled contracts - CDI	11
Interest rate risk [member] | Probable scenario 2 [Member] | CDI rate[member]
LIABILITIES
Loans and financing (Note 22) - CDI	(5,319)
Interest rate risk [member] | Probable scenario 2 [Member] | TJLP [member]
LIABILITIES
Loans and financing (Note 22) - CDI	(270)
Interest rate risk [member] | Scenario 3 [member]
ASSETS
Cash equivalents (Note 6) - CDI	860
Marketable securities (Note 7) - CDI / SELIC	891
Advance for future delivery of energy - CDI	103
Assets	3,842
LIABILITIES
Advanced sales of energy (Note 8) - CDI	(87)
Liabilities	(5,760)
Derivative hedge instrument	(1,918)
Net effect of fluctuation in interest rates	(171)
Interest rate risk [member] | Scenario 3 [member] | Selic rate [member]
ASSETS
CVA and Other financial components - SELIC	1,186
Interest rate risk [member] | Scenario 3 [member] | Reimbursement due to termination of contract [member]
ASSETS
Reimbursement - cancelled contracts - CDI	107
Interest rate risk [member] | Scenario 3 [member] | Reimbursement related to cancelled contracts [member]
ASSETS
Reimbursement - cancelled contracts - CDI	11
Interest rate risk [member] | Scenario 3 [member] | CDI rate[member]
LIABILITIES
Loans and financing (Note 22) - CDI	(5,399)
Interest rate risk [member] | Scenario 3 [member] | TJLP [member]
LIABILITIES
Loans and financing (Note 22) - CDI	(274)
Interest rate risk [member] | Renova [member] | Probable scenario 1 [member]
ASSETS
Accounts receivable - Renova (Note 31) - CDI	567
Interest rate risk [member] | Renova [member] | Probable scenario 2 [Member]
ASSETS
Accounts receivable - Renova (Note 31) - CDI	576
Interest rate risk [member] | Renova [member] | Scenario 3 [member]
ASSETS
Accounts receivable - Renova (Note 31) - CDI	584
Interest rate risk [member] | Book value [member]
ASSETS
Cash equivalents (Note 6) - CDI		783
Marketable securities (Note 7) - CDI / SELIC		813
Advance for future delivery of energy - CDI		94
Assets		3,501
LIABILITIES
Advanced sales of energy (Note 8) - CDI		(79)
Liabilities		(5,248)
Derivative hedge instrument		(1,747)
Interest rate risk [member] | Book value [member] | Selic rate [member]
ASSETS
CVA and Other financial components - SELIC		1,081
Interest rate risk [member] | Book value [member] | Reimbursement due to termination of contract [member]
ASSETS
Reimbursement - cancelled contracts - CDI		97
Interest rate risk [member] | Book value [member] | Reimbursement related to cancelled contracts [member]
ASSETS
Reimbursement - cancelled contracts - CDI		10
Interest rate risk [member] | Book value [member] | CDI rate[member]
LIABILITIES
Loans and financing (Note 22) - CDI		(4,920)
Interest rate risk [member] | Book value [member] | TJLP [member]
LIABILITIES
Loans and financing (Note 22) - CDI		(249)
Interest rate risk [member] | Book value [member] | Renova [member]
ASSETS
Accounts receivable - Renova (Note 31) - CDI		532
Interest rate risk [member] | Advance For Future Delivery Of Energy Supply [member] | Probable scenario 1 [member]
ASSETS
Restricted cash - CDI	97
Interest rate risk [member] | Advance For Future Delivery Of Energy Supply [member] | Probable scenario 2 [Member]
ASSETS
Restricted cash - CDI	98
Interest rate risk [member] | Advance For Future Delivery Of Energy Supply [member] | Scenario 3 [member]
ASSETS
Restricted cash - CDI	R$ 100
Interest rate risk [member] | Advance For Future Delivery Of Energy Supply [member] | Book value [member]
ASSETS
Restricted cash - CDI		R$ 91